UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          1170 Kane Concourse
                  Suite 301
                  Bay Harbor Islands, FL 33154


Form 13F File Number: 028-12137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gary Siegler
Title:            Authorized Signatory
Phone:            (212) 957-1000

Signature, Place, and Date of Signing:

    /s/ Gary Siegler         New York, New York        August 14, 2009
   -----------------         ------------------        ------------
      [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $8,138 (thousands)


List of Other Included Managers:

   None.


                                                        INFORMATION TABLE
                                                INDIAN CREEK ASSET MANAGEMENT LLC
                                                            6/30/2009
                                                                                                                SEC USE ONLY

Item 1:                          Item 2 :       Item 3:   Item 4:            Item 5:         Item 6:   Item 7:        Item 8:
Name of Issuer                Title of Class     CUSIP    Market     Share/Prn Share/ Put/  Investment  Other     Voting Authority
                                                          Value        Amount  Prn    Call  Discretion Managers Sole  Shared   None
                                                         (X$1000)

40/86 STRATEGIC INCOME FD        SH BEN INT      349739102  272       38,800     SH            Sole             38,800
CREDIT SUISSE ASST MGMT INC      COM             224916106  688       240,500    SH            Sole             240,500
ECHOSTAR CORPORATION             COM             278768106  3,762     236,000    SH            Sole             236,000
EXTERRAN HOLDINGS, INC.          COM             30225X103  1,187     74,000     SH            Sole             74,000
EXTERRAN PARTNERS L.P.           COM             30225N105  743       54,000     SH            Sole             54,000
KKR FINANCIAL HOLDINGS LLC       COM             48248A306  1,486     1,598,307  SH            Sole             1,598,307
